Consolidated statements of changes in equity - DKK (kr) kr in Thousands	Share capital Restatement	Share capital	Share premium Restatement	Share premium	Translation reserve Restatement	Translation reserve	Retained losses Restatement	Retained losses	Restatement	Total
Restated equity		kr 30,787		kr 1,957,478		kr 0		kr (871,984)		kr 1,116,281
Equity at beginning of period at Dec. 31, 2018	kr 0	30,787	kr (22,015)	1,979,493	kr 0	0	kr 22,015	(893,999)	kr 0	1,116,281
Other comprehensive income for the period		0		0		0		0		0
Net loss for the period		0		0		0		(377,866)		(377,866)
Share-based compensation expenses		0		10,327		0		0		10,327
Capital increase		5,078		669,350		0		0		674,428
Costs related to capital increases		0		(13,977)		0		0		(13,977)
Equity at end of period at Sep. 30, 2019		35,865		2,623,178		0		(1,249,850)		1,409,193
Equity at beginning of period at Dec. 31, 2019		36,055		2,650,142		0		(1,443,524)		1,242,673
Other comprehensive income for the period		0		0		2,405		0		2,405
Net loss for the period		0		0		0		(466,183)		(466,183)
Share-based compensation expenses		0		20,037		0		0		20,037
Capital increase		3,724		830,037		0		0		833,761
Costs related to capital increases		0		(42,689)		0		0		(42,689)
Equity at end of period at Sep. 30, 2020		kr 39,779		kr 3,457,526		kr 2,405		kr (1,909,707)		kr 1,590,003